Dividend Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Dividends paid - aggregate	$ 15,812	$ 15,851
Installment 4 - FY 2016
Dividends Payable, Date Declared	Feb. 03, 2017
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,908
Dividends Payable, Date to be Paid	Mar. 14, 2017
Dividends paid to common stockholders	$ 7,524
Dividends Payable, Date of Record	Mar. 07, 2017
Installment 1 - FY 2017
Dividends Payable, Date Declared	May 12, 2017
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,904
Dividends Payable, Date to be Paid	Jun. 14, 2017
Dividends paid to common stockholders	$ 7,520
Dividends Payable, Date of Record	Jun. 07, 2017
Series C Preferred Stock
Preferred stock shares outstanding	1,000		1,000
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2016
Dividends paid to preferred stockholders	$ 384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2017
Dividends paid to preferred stockholders	$ 384